Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	$ 334,504	$ 333,158
Performing Financial Instruments [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	332,291	329,128
Nonperforming Financial Instruments [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	2,213	4,030
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	44,566	42,849
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	20,841	18,291
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	45,222	48,390
Consumer Portfolio Segment [Member] | Performing Financial Instruments [Member] | Automobile Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	44,521	42,816
Consumer Portfolio Segment [Member] | Performing Financial Instruments [Member] | Home Equity Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	20,745	18,188
Consumer Portfolio Segment [Member] | Performing Financial Instruments [Member] | Other Consumer Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	45,218	48,264
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Automobile Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	45	33
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Home Equity Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	96	103
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member] | Other Consumer Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	4	126
Residential Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	223,875	223,628
Residential Portfolio Segment [Member] | Performing Financial Instruments [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	221,807	219,860
Residential Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Loans receivable	$ 2,068	$ 3,768